Summary of Significant Accounting Policies - Schedule of Property and Equipment are Provided using the Straight-Line Method over their Estimated Useful Lives (Details)	Mar. 31, 2025
Office real estate [Member]
Schedule of Property and Equipment are Provided using the Straight-Line Method over their Estimated Useful Lives [Line Items]
Property and equipment estimated useful lives	48 years
Furniture and equipment [Member] | Minimum [Member]
Schedule of Property and Equipment are Provided using the Straight-Line Method over their Estimated Useful Lives [Line Items]
Property and equipment estimated useful lives	3 years
Furniture and equipment [Member] | Maximum [Member]
Schedule of Property and Equipment are Provided using the Straight-Line Method over their Estimated Useful Lives [Line Items]
Property and equipment estimated useful lives	6 years
Production and other machineries [Member] | Minimum [Member]
Schedule of Property and Equipment are Provided using the Straight-Line Method over their Estimated Useful Lives [Line Items]
Property and equipment estimated useful lives	5 years
Production and other machineries [Member] | Maximum [Member]
Schedule of Property and Equipment are Provided using the Straight-Line Method over their Estimated Useful Lives [Line Items]
Property and equipment estimated useful lives	10 years